Annual Fund Operating Expenses - Class A - DWS Global Income Builder VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	none
Other expenses	0.27%
Total annual fund operating expenses	0.64%